Commitments and Contingencies (Details) - Schedule of undiscounted future minimum lease payments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Undiscounted Future Minimum Lease Payments Abstract
Remainder of year 2022	$ 30,518	$ 81,745
2023	19,700	19,700
2024	6,660	6,660
Total minimum lease payments	56,878	108,105
Less amounts representing interest	(3,468)	(7,016)
Present value of net minimum lease payments	53,410	101,089
Less current portion	(37,498)	(76,494)
Long-term capital lease obligation	$ 15,912	$ 24,595